N-4	May 21, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	May 21, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
		1 yr	5 yr	10 yr
Fidelity® VIP Extended Market Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.12%	12.31%	8.80%	N/A
Invesco V.I. Balanced-Risk Allocation Fund Series I; Invesco Advisers, Inc.	0.88%[1]	3.88%	2.75%	3.83%
Vanguard® VIF Conservative Allocation Portfolio; The Vanguard Group, Inc.	0.12%	7.49%	4.04%	4.90%
Vanguard® VIF Moderate Allocation Portfolio; The Vanguard Group, Inc.	0.12%	10.32%	6.06%	6.52%
Vanguard® VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.08%	5.06%	4.23%	N/A

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Variable Option [Line Items]
Prospectuses Available [Text Block]

As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
		1 yr	5 yr	10 yr
Fidelity® VIP Extended Market Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.12%	12.31%	8.80%	N/A
Invesco V.I. Balanced-Risk Allocation Fund Series I; Invesco Advisers, Inc.	0.88%[1]	3.88%	2.75%	3.83%
Vanguard® VIF Conservative Allocation Portfolio; The Vanguard Group, Inc.	0.12%	7.49%	4.04%	4.90%
Vanguard® VIF Moderate Allocation Portfolio; The Vanguard Group, Inc.	0.12%	10.32%	6.06%	6.52%
Vanguard® VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.08%	5.06%	4.23%	N/A

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Fidelity® VIP Extended Market Index Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Invesco V.I. Balanced-Risk Allocation Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%	[1]
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Vanguard® VIF Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Vanguard® VIF Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Vanguard® VIF Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.23%

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.